Vanguard® U.S. Multifactor Fund
Schedule of Investments (unaudited)
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Basic Materials (2.8%)
	Newmont Corp. (XNYS)	28,939	2,153
	Mueller Industries Inc.	9,574	919
	CF Industries Holdings Inc.	4,854	420
	Anglogold Ashanti plc (XNYS)	5,905	335
	Reliance Inc.	945	279
*	Intrepid Potash Inc.	8,740	266
	Commercial Metals Co.	4,455	257
	Ryerson Holding Corp.	10,130	231
	Mosaic Co.	6,471	216
*	Constellium SE	6,771	98
	Royal Gold Inc.	484	87
	Carpenter Technology Corp.	341	82
			5,343
Consumer Discretionary (19.6%)
	Walmart Inc.	16,913	1,640
	Booking Holdings Inc.	272	1,523
*	Spotify Technology SA	1,894	1,291
	Target Corp.	9,995	959
	Ralph Lauren Corp.	2,348	697
	Travel & Leisure Co.	10,661	674
	Tapestry Inc.	6,542	666
	Fox Corp. Class B	11,711	639
	Garrett Motion Inc.	46,044	598
*	Brinker International Inc.	3,783	590
*	Adtalem Global Education Inc.	4,468	585
	Dollar General Corp.	5,272	573
*	AutoZone Inc.	134	563
	Nexstar Media Group Inc.	2,714	555
	Royal Caribbean Cruises Ltd.	1,521	552
	Costco Wholesale Corp.	556	524
*	United Airlines Holdings Inc.	4,695	493
	Build-A-Bear Workshop Inc.	7,888	480
	eBay Inc.	5,210	472
	Perdoceo Education Corp.	14,193	465
*	Airbnb Inc. Class A	3,532	461
*	Amazon.com Inc.	1,992	456
	Hasbro Inc.	5,588	454
*	Nexxen International Ltd.	45,259	454
	News Corp. Class B	13,215	448
	H&R Block Inc.	8,342	420
	Expedia Group Inc.	1,936	416
	Electronic Arts Inc.	2,416	415
	Best Buy Co. Inc.	5,406	398
	Macy's Inc.	29,382	389
*	Central Garden & Pet Co. Class A	11,658	385
*	Grand Canyon Education Inc.	1,909	385
*	Stride Inc.	2,346	383
*	Alaska Air Group Inc.	6,041	379
	BorgWarner Inc. (XNYS)	8,828	377
	Williams-Sonoma Inc.	1,950	367
	Dana Inc.	17,758	358
	Signet Jewelers Ltd.	4,040	356
*	Carnival Corp.	11,020	351
	Lear Corp.	3,193	351
	PulteGroup Inc.	2,655	351
*	SkyWest Inc.	2,757	335
	Walt Disney Co.	2,809	333
	Gap Inc.	14,840	327
*	Mattel Inc.	17,328	317

		Shares	Market Value ($000)
*	Aptiv plc	3,891	309
	Sonic Automotive Inc. Class A	3,718	306
*	Sally Beauty Holdings Inc.	21,690	301
*	Dollar Tree Inc.	2,656	290
	Dillard's Inc. Class A	533	284
*	Etsy Inc.	5,366	284
*	Ulta Beauty Inc.	575	283
	Phinia Inc.	4,751	278
*	Crocs Inc.	3,126	273
	Interface Inc.	10,080	269
*	Corsair Gaming Inc.	30,058	268
	Sirius XM Holdings Inc.	11,346	268
	Ethan Allen Interiors Inc.	8,714	257
*	Warner Bros Discovery Inc.	21,756	253
	John Wiley & Sons Inc. Class A	6,174	251
	Fox Corp. Class A	4,155	248
	Wynn Resorts Ltd.	1,937	246
*	BJ's Wholesale Club Holdings Inc.	2,397	234
*	Goodyear Tire & Rubber Co.	26,815	227
*	National Vision Holdings Inc.	9,791	225
*	TripAdvisor Inc.	12,759	222
*	Urban Outfitters Inc.	3,288	221
*	Chewy Inc. Class A	5,162	211
*	Arlo Technologies Inc.	11,502	200
*	Citi Trends Inc.	5,607	200
	Sinclair Inc.	13,041	189
*	Coupang Inc.	6,443	184
	Monarch Casino & Resort Inc.	1,696	177
*	ODP Corp.	8,626	175
	Leggett & Platt Inc.	17,960	173
	LCI Industries	1,606	169
*	Green Brick Partners Inc.	2,403	168
	Acushnet Holdings Corp.	2,169	166
	New York Times Co. Class A	2,749	165
*	Adient plc	6,533	162
	HNI Corp.	3,585	161
	La-Z-Boy Inc.	4,351	161
	Group 1 Automotive Inc.	344	160
*	SharkNinja Inc.	1,323	155
*	Sonos Inc.	10,998	153
*	Universal Technical Institute Inc.	5,762	153
*	Thryv Holdings Inc.	11,824	152
	Academy Sports & Outdoors Inc.	2,800	150
*	Coursera Inc.	12,952	149
	Standard Motor Products Inc.	3,666	142
*	Knowles Corp.	6,431	137
	Upbound Group Inc.	5,366	136
*	Five Below Inc.	897	130
*	G-III Apparel Group Ltd.	4,813	130
*	Netflix Inc.	103	124
*	Malibu Boats Inc. Class A	3,716	123
*	Gannett Co. Inc.	28,236	116
*	American Axle & Manufacturing Holdings Inc.	18,100	105
	Bath & Body Works Inc.	3,515	103
	Movado Group Inc.	5,460	100
	Boyd Gaming Corp.	1,140	98
	Global Industrial Co.	2,586	97
	Buckle Inc.	1,659	94
	Dine Brands Global Inc.	3,887	93
	Southwest Airlines Co.	2,817	93
*	Liquidity Services Inc.	3,302	88
*	United Parks & Resorts Inc.	1,609	85
	PriceSmart Inc.	774	83
	Rush Enterprises Inc. Class A	1,431	82
*	American Airlines Group Inc.	6,079	81
	Genuine Parts Co.	555	77
*	Abercrombie & Fitch Co. Class A	813	76
	Haverty Furniture Cos. Inc.	3,358	76
*	Laureate Education Inc.	2,719	75
*	Rush Street Interactive Inc.	3,363	75

		Shares	Market Value ($000)
*	AutoNation Inc.	315	69
	Matthews International Corp. Class A	2,633	65
	Delta Air Lines Inc.	1,019	63
*	Global Business Travel Group I	7,025	59
	Columbia Sportswear Co.	1,047	58
*	Central Garden & Pet Co.	1,572	57
*	Coty Inc. Class A	11,862	51
*	Dorman Products Inc.	302	49
*	Potbelly Corp.	3,800	49
	Scholastic Corp.	1,807	46
			36,920
Consumer Staples (7.2%)
	Altria Group Inc.	31,267	2,102
	McKesson Corp.	2,296	1,577
	Philip Morris International Inc.	8,634	1,443
	CVS Health Corp.	17,666	1,292
	Kroger Co.	12,543	851
	Fresh Del Monte Produce Inc.	13,958	506
	Cal-Maine Foods Inc.	4,166	482
	Albertsons Cos. Inc. Class A	24,663	480
	Ingredion Inc.	3,198	414
*	US Foods Holding Corp.	5,121	397
	PepsiCo Inc.	2,591	385
	Weis Markets Inc.	5,056	362
*	Sprouts Farmers Market Inc.	2,539	357
	Coca-Cola Consolidated Inc.	3,016	354
	Kenvue Inc.	16,625	344
	Turning Point Brands Inc.	2,834	282
	Casey's General Stores Inc.	508	251
	Pilgrim's Pride Corp.	5,499	244
	Cencora Inc.	778	227
	Ingles Markets Inc. Class A	3,354	227
*	Performance Food Group Co.	2,207	224
*	USANA Health Sciences Inc.	5,441	174
*	Seneca Foods Corp. Class A	1,296	147
	Calavo Growers Inc.	4,061	111
	Sysco Corp.	1,223	98
*	Monster Beverage Corp.	1,541	96
	Dole plc	6,435	95
	ACCO Brands Corp.	11,636	47
*	Medifast Inc.	3,268	46
			13,615
Energy (4.5%)
	EOG Resources Inc.	11,704	1,461
	Weatherford International plc	9,724	619
*	ProPetro Holding Corp.	117,251	598
	TechnipFMC plc	15,989	588
	Chevron Corp.	2,288	367
	Exxon Mobil Corp.	3,089	353
	Chord Energy Corp.	3,086	339
	Ovintiv Inc. (XNYS)	7,066	298
	Matador Resources Co.	5,664	285
*	Talos Energy Inc.	28,740	284
*	DNOW Inc.	17,436	279
*	PrimeEnergy Resources Corp.	1,830	277
	APA Corp.	11,707	272
	Magnolia Oil & Gas Corp. Class A	10,844	270
*	Gulfport Energy Corp.	1,379	240
	Coterra Energy Inc.	8,156	199
	Cheniere Energy Inc.	763	185
	Granite Ridge Resources Inc.	31,614	176
*	CNX Resources Corp.	5,293	155
	Diversified Energy Co. plc	9,126	150
	Permian Resources Corp.	9,902	141
	Northern Oil & Gas Inc.	5,206	136
*	Antero Resources Corp.	4,238	135
	Riley Exploration Permian Inc.	4,235	124
	Murphy Oil Corp.	4,418	110
	SunCoke Energy Inc.	13,933	108

		Shares	Market Value ($000)
	Baker Hughes Co.	1,887	86
*	NPK International Inc.	7,772	81
	World Kinect Corp.	2,654	71
	Berry Corp.	18,920	63
*	Matrix Service Co.	3,163	48
	Devon Energy Corp.	1,145	41
			8,539
Financials (25.9%)
	Bank of New York Mellon Corp.	19,298	2,038
	Wells Fargo & Co.	24,122	1,982
	JPMorgan Chase & Co.	5,557	1,675
	Goldman Sachs Group Inc.	1,998	1,489
	Ameriprise Financial Inc.	2,534	1,305
	State Street Corp.	8,711	1,001
	Unum Group	13,944	974
	Northern Trust Corp.	7,359	966
	SLM Corp.	29,036	908
	American International Group Inc.	11,093	902
	Bank of NT Butterfield & Son Ltd.	18,306	826
	Hartford Insurance Group Inc.	6,070	803
	MGIC Investment Corp.	27,812	774
	OneMain Holdings Inc.	12,391	766
	Popular Inc.	5,940	746
	East West Bancorp Inc.	6,883	724
	Citigroup Inc.	6,627	640
	Bank of America Corp.	12,557	637
	Enact Holdings Inc.	16,863	635
	OFG Bancorp	13,749	615
	Old Republic International Corp.	15,158	606
	MetLife Inc.	7,378	600
	Aflac Inc.	5,314	568
	Banco Latinoamericano de Comercio Exterior SA	12,255	565
	First BanCorp (XNYS)	23,928	532
	Acadian Asset Management Inc.	10,383	529
	Morgan Stanley	3,510	528
	Preferred Bank	5,355	506
	CNO Financial Group Inc.	12,763	504
	Affiliated Managers Group Inc.	2,093	471
	International Bancshares Corp.	6,453	462
	Webster Financial Corp.	7,237	450
	Amalgamated Financial Corp.	15,223	440
	Citizens Financial Group Inc.	8,400	439
*	SiriusPoint Ltd.	23,390	438
	Corebridge Financial Inc.	12,209	424
	First Horizon Corp.	18,598	420
	Primerica Inc.	1,561	420
	Globe Life Inc.	2,937	411
	Hanmi Financial Corp.	16,307	410
*	NMI Holdings Inc.	10,287	405
	WSFS Financial Corp.	6,763	394
	Pathward Financial Inc.	4,920	391
	W R Berkley Corp.	5,314	381
	Equitable Holdings Inc.	6,910	368
	Regions Financial Corp.	13,330	365
*	Axos Financial Inc.	3,928	358
	Jackson Financial Inc. Class A	3,627	358
	Moody's Corp.	697	355
	Axis Capital Holdings Ltd.	3,559	351
*	Bancorp Inc.	4,531	345
	Virtu Financial Inc. Class A	8,179	343
*	Hamilton Insurance Group Ltd. Class B	14,002	334
	Fifth Third Bancorp	7,273	333
	Central Pacific Financial Corp.	10,536	330
*	Genworth Financial Inc.	38,111	327
	TriCo Bancshares	7,157	325
	Univest Financial Corp.	10,225	324
	Radian Group Inc.	9,027	315
	Travelers Cos. Inc.	1,122	305
	Heritage Financial Corp.	12,085	295

		Shares	Market Value ($000)
	Comerica Inc.	4,156	293
	Esquire Financial Holdings Inc.	2,978	292
	1st Source Corp.	4,508	290
*	Coastal Financial Corp.	2,518	288
	Victory Capital Holdings Inc. Class A	4,015	286
	RenaissanceRe Holdings Ltd.	1,167	284
	Willis Towers Watson plc	863	282
	Fidelis Insurance Holdings Ltd.	15,768	276
	Fulton Financial Corp.	13,970	275
	Employers Holdings Inc.	6,323	274
	LPL Financial Holdings Inc.	693	253
	S&T Bancorp Inc.	6,290	249
*	Texas Capital Bancshares Inc.	2,875	249
	Commerce Bancshares Inc.	4,008	248
	Independent Bank Corp.	7,536	248
	Enterprise Financial Services Corp.	3,949	242
	Mercury General Corp.	3,036	235
	Hancock Whitney Corp.	3,723	234
	BGC Group Inc. Class A	23,451	230
	Cathay General Bancorp	4,570	228
	BOK Financial Corp.	1,999	223
	Trustmark Corp.	5,543	223
	Assured Guaranty Ltd.	2,540	209
	Ameris Bancorp	2,843	208
	Park National Corp.	1,197	206
	WisdomTree Inc.	14,813	202
	Interactive Brokers Group Inc. Class A	3,228	201
	First Merchants Corp.	4,820	200
	Zions Bancorp NA	3,407	198
	CNA Financial Corp.	3,816	189
	Northeast Bank	1,666	184
	Mercantile Bank Corp.	3,687	182
	First Citizens BancShares Inc. Class A	90	179
	Stock Yards Bancorp Inc.	2,200	178
	Navient Corp.	12,944	177
	Towne Bank	4,727	173
	Southside Bancshares Inc.	5,517	172
	First Financial Corp.	2,833	167
	Westamerica BanCorp	3,030	152
	Northrim BanCorp Inc.	1,602	151
	Peapack-Gladstone Financial Corp.	5,193	151
	Capitol Federal Financial Inc.	23,072	149
	Community Trust Bancorp Inc.	2,549	149
	Federal Agricultural Mortgage Corp. Class C	650	136
	Banc of California Inc.	7,693	130
*	Markel Group Inc.	65	127
	BancFirst Corp.	937	125
	Diamond Hill Investment Group Inc.	850	124
	OceanFirst Financial Corp.	6,663	123
	PJT Partners Inc. Class A	576	103
	Bank OZK	1,810	95
	Peoples Bancorp Inc.	2,976	92
	Banner Corp.	1,360	91
	Fidelity National Financial Inc.	1,472	88
	Kemper Corp.	1,626	87
	Assurant Inc.	393	85
	Universal Insurance Holdings Inc.	3,356	82
	First Hawaiian Inc.	3,039	79
	City Holding Co.	597	77
	Cboe Global Markets Inc.	309	73
	SEI Investments Co.	681	60
	M&T Bank Corp.	270	54
	Nelnet Inc. Class A	371	48
	Tompkins Financial Corp.	601	42
	Stellar Bancorp Inc.	1,320	41
			48,872
Health Care (11.3%)
	Gilead Sciences Inc.	17,361	1,961
	Johnson & Johnson	7,426	1,316

		Shares	Market Value ($000)
	Bristol-Myers Squibb Co.	26,630	1,256
	AbbVie Inc.	5,833	1,227
	HCA Healthcare Inc.	2,686	1,085
	Amgen Inc.	3,173	913
*	Pediatrix Medical Group Inc.	39,391	678
	Merck & Co. Inc.	7,952	669
*	Incyte Corp.	7,018	594
	Premier Inc. Class A	19,212	498
*	Innoviva Inc.	23,482	480
*	Exelixis Inc.	12,322	461
*	Indivior plc	16,591	403
*	Jazz Pharmaceuticals plc	3,049	389
*	Pacira BioSciences Inc.	14,538	388
*	Alkermes plc	12,318	357
*	Amneal Pharmaceuticals Inc.	36,251	347
	SIGA Technologies Inc.	40,510	340
*	Solventum Corp.	4,548	332
*	Henry Schein Inc.	4,483	312
*	United Therapeutics Corp.	1,020	311
*	TruBridge Inc.	15,459	309
*	Supernus Pharmaceuticals Inc.	6,850	309
	ResMed Inc.	1,115	306
*	Harmony Biosciences Holdings Inc.	7,472	276
*	Aurinia Pharmaceuticals Inc.	22,044	264
*	CorMedix Inc.	17,236	256
*	Doximity Inc. Class A	3,650	248
*	AdaptHealth Corp.	24,931	237
	Medtronic plc	2,440	226
	Cardinal Health Inc.	1,498	223
*	AngioDynamics Inc.	21,328	219
*	Catalyst Pharmaceuticals Inc.	10,602	218
*	PTC Therapeutics Inc.	4,166	205
*	ACADIA Pharmaceuticals Inc.	7,664	199
*	Penumbra Inc.	663	181
*	OptimizeRx Corp.	9,773	177
*	Healthcare Services Group Inc.	11,147	174
*	Teladoc Health Inc.	22,309	172
	STERIS plc	697	171
*	LivaNova plc	3,036	171
*	Avanos Medical Inc.	13,664	163
	HealthStream Inc.	5,810	163
*	Enhabit Inc.	20,233	159
	Perrigo Co. plc	6,418	152
*	Bioventus Inc. Class A	19,865	147
*	Tactile Systems Technology Inc.	11,007	146
*	Corcept Therapeutics Inc.	1,945	136
	DENTSPLY SIRONA Inc.	9,500	136
*	Envista Holdings Corp.	6,189	131
	QIAGEN NV	2,700	126
	Cigna Group	401	121
	Embecta Corp.	8,103	117
*	Masimo Corp.	785	110
*	Enovis Corp.	3,309	102
	Royalty Pharma plc Class A	2,519	91
	iRadimed Corp.	1,201	87
*	Medpace Holdings Inc.	171	81
*	BioCryst Pharmaceuticals Inc.	8,307	69
*	DaVita Inc.	494	68
*	Veeva Systems Inc. Class A	234	63
*	Halozyme Therapeutics Inc.	854	62
	Pfizer Inc.	1,775	44
			21,332
Industrials (10.3%)
	American Express Co.	4,246	1,407
*	PayPal Holdings Inc.	17,161	1,204
	Synchrony Financial	12,935	987
	Johnson Controls International plc	6,507	695
	EMCOR Group Inc.	1,103	684
	Mastercard Inc. Class A	1,016	605

		Shares	Market Value ($000)
	Teekay Corp. Ltd.	69,128	567
	GE Vernova Inc.	850	521
	Argan Inc.	2,231	509
	Ryder System Inc.	2,651	497
	REV Group Inc.	7,707	410
	Valmont Industries Inc.	1,115	409
	Comfort Systems USA Inc.	522	367
	Heidrick & Struggles International Inc.	7,070	359
*	Resideo Technologies Inc.	10,147	345
	Snap-on Inc.	1,058	344
	Cummins Inc.	853	340
	AGCO Corp.	3,050	330
	CH Robinson Worldwide Inc.	2,545	328
	Astec Industries Inc.	7,011	324
*	Fiserv Inc.	2,333	322
*	IBEX Holdings Ltd.	10,679	315
*	BrightView Holdings Inc.	19,793	285
*	CompoSecure Inc. Class A	14,472	277
	Myers Industries Inc.	16,228	272
	Allison Transmission Holdings Inc.	3,033	265
	Teekay Tankers Ltd. Class A	5,112	251
	Applied Industrial Technologies Inc.	948	250
*	Hudson Technologies Inc.	24,388	248
*	Sterling Infrastructure Inc.	873	243
	Barrett Business Services Inc.	4,960	242
	Genpact Ltd.	5,160	234
	Griffon Corp.	3,026	230
	Trane Technologies plc	553	230
*	Generac Holdings Inc.	1,221	226
	Preformed Line Products Co.	1,183	226
	ADT Inc.	25,144	219
	Ardagh Metal Packaging SA	59,081	218
	Ennis Inc.	11,086	203
	DHT Holdings Inc.	15,385	180
	Deluxe Corp.	8,990	177
	Robert Half Inc.	4,597	172
	United States Lime & Minerals Inc.	1,356	171
	Acuity Inc.	496	162
*	AMN Healthcare Services Inc.	7,821	162
	Primoris Services Corp.	1,119	133
*	Euronet Worldwide Inc.	1,365	127
*	ExlService Holdings Inc.	2,810	123
	Kelly Services Inc. Class A	8,517	121
	Mueller Water Products Inc. Class A	4,563	120
	Costamare Inc.	10,458	120
*	O-I Glass Inc.	9,254	120
	International Seaways Inc.	2,505	114
	Crown Holdings Inc.	1,123	112
	Genco Shipping & Trading Ltd.	6,625	112
	Oshkosh Corp.	780	109
*	I3 Verticals Inc. Class A	3,376	106
*	Gates Industrial Corp. plc	4,059	104
	Kennametal Inc.	4,425	95
	Matson Inc.	915	95
	MSC Industrial Direct Co. Inc. Class A	875	79
	PPG Industries Inc.	694	77
	Hyster-Yale Inc.	2,035	76
	Alamo Group Inc.	334	71
*	Titan Machinery Inc.	3,547	71
	Resources Connection Inc.	13,435	69
	Tecnoglass Inc.	948	69
	Capital One Financial Corp.	283	64
*	Astronics Corp.	1,535	56
	Ardmore Shipping Corp.	4,033	47
	Fidelity National Information Services Inc.	538	38
			19,440
Real Estate (0.0%)
*	CBRE Group Inc. Class A	424	69

		Shares	Market Value ($000)
Technology (13.0%)
	Micron Technology Inc.	14,179	1,687
	Meta Platforms Inc. Class A	2,275	1,681
	Intuit Inc.	1,478	986
	Lam Research Corp.	9,362	938
*	NetScout Systems Inc.	33,736	840
*	Kyndryl Holdings Inc.	22,771	724
	Jabil Inc.	3,160	647
	NVIDIA Corp.	3,543	617
	Alphabet Inc. Class A	2,766	589
	QUALCOMM Inc.	3,500	563
	International Business Machines Corp.	2,290	558
*	F5 Inc.	1,564	490
	Match Group Inc.	11,214	419
*	Cirrus Logic Inc.	3,608	412
*	Yelp Inc.	12,724	402
*	Fortinet Inc.	5,048	398
*	Maplebear Inc.	8,866	384
*	Daktronics Inc.	21,643	375
*	Autodesk Inc.	1,172	369
*	LiveRamp Holdings Inc.	13,168	368
*	EverQuote Inc. Class A	15,114	351
*	Zoom Communications Inc.	4,309	351
*	Dropbox Inc. Class A	11,939	347
	Amdocs Ltd.	4,055	347
*	Penguin Solutions Inc.	14,218	343
	Salesforce Inc.	1,295	332
	Broadcom Inc.	1,096	326
	Dell Technologies Inc. Class C	2,638	322
	Gen Digital Inc. (XNGS)	10,422	315
*	Photronics Inc.	13,746	312
*	Commvault Systems Inc.	1,574	294
*	Crowdstrike Holdings Inc. Class A	689	292
	CSG Systems International Inc.	4,516	290
*	Cargurus Inc.	8,313	288
*	Diebold Nixdorf Inc.	4,515	276
	TD SYNNEX Corp.	1,859	275
	Skyworks Solutions Inc.	3,658	274
*	DoorDash Inc. Class A	1,079	265
*	Magnite Inc.	10,091	262
	OneSpan Inc.	17,095	259
*	Twilio Inc. Class A	2,427	256
	A10 Networks Inc.	13,402	237
	Concentrix Corp.	4,407	232
	Paycom Software Inc.	973	221
*	Rambus Inc.	2,933	216
*	Domo Inc. Class B	13,140	193
	Hewlett Packard Enterprise Co.	8,429	190
*	Box Inc. Class A	5,798	189
*	Arrow Electronics Inc.	1,483	187
	Avnet Inc.	3,436	187
	ePlus Inc.	2,480	179
*	RingCentral Inc. Class A	5,394	165
	Clear Secure Inc. Class A	4,370	159
*	Docusign Inc.	2,002	153
	Western Digital Corp.	1,891	152
*	ScanSource Inc.	3,402	148
*	Consensus Cloud Solutions Inc.	5,556	148
*	Teradata Corp.	6,973	146
	Pegasystems Inc.	2,602	141
	Adeia Inc.	9,202	138
*	Sanmina Corp.	1,120	132
*	Mitek Systems Inc.	12,733	129
*	Kimball Electronics Inc.	4,036	117
	PC Connection Inc.	1,819	117
*	Okta Inc.	1,204	112
*	Bumble Inc. Class A	18,144	112
*	Yext Inc.	12,229	111
*	IAC Inc.	2,987	109
*	DXC Technology Co.	6,736	97

		Shares	Market Value ($000)
*	UiPath Inc. Class A	8,075	90
	Cognizant Technology Solutions Corp. Class A	1,110	80
	Red Violet Inc.	1,208	61
	Hackett Group Inc.	2,603	54
	Xerox Holdings Corp.	9,621	38
			24,564
Telecommunications (4.8%)
	AT&T Inc.	66,214	1,939
	Cisco Systems Inc.	21,463	1,483
	Verizon Communications Inc.	29,904	1,323
	T-Mobile US Inc.	4,984	1,256
	Millicom International Cellular SA	16,988	821
	IDT Corp. Class B	8,382	537
*	ADTRAN Holdings Inc.	33,840	317
*	Harmonic Inc.	27,104	261
*	NETGEAR Inc.	8,576	233
*	Ciena Corp.	2,453	230
*	Digi International Inc.	5,004	174
*	Calix Inc.	2,449	146
*	Extreme Networks Inc.	6,546	140
*	Aviat Networks Inc.	3,009	69
*	Xperi Inc.	6,341	38
			8,967
Total Common Stocks (Cost $148,188)			187,661
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund, 4.362% (Cost $636)	6,360	636
Total Investments (99.7%) (Cost $148,824)			188,297
Other Assets and Liabilities—Net (0.3%)			482
Net Assets (100%)			188,779
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2025	33	1,068	2
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.